GENERAL (Schedule of Revenue and Net Earnings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014
Aimetis [Member]
Business Acquisition [Line Items]
Revenues	$ 5,047
Net income (loss)	$ (2,667)
Fiber Company [Member]
Business Acquisition [Line Items]
Revenues		$ 3,763
Net income (loss)		$ 733